EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
EARNINGS PER SHARE

17.EARNINGS PER SHARE

The information on earnings per share pursuant to IAS 33 has not been presented, as the combined entities have not formed a statutory group and, as such, SCHMID has no historical capital structure.